Convertible Instruments and Accrued Interest (Tables)	12 Months Ended
May 31, 2024
Convertible Instruments and Accrued Interest
Schedule of information on dividends of convertible preferred stock

	May 31, 2024			May 31, 2023
(in thousands except conversion rate)	Series B	Series C	Series D	Series B	Series C	Series D
Shares of preferred stock outstanding	19	6	9	19	6	9
Common stock conversion rate	10:1	2,000:1	1,250:1	10:1	2,000:1	1,250:1
Total shares of common stock if converted	190	12,670	10,565	190	12,670	10,565
Undeclared dividends	$19	$—	$—	$15	$—	$—
Accrued dividends	$—	$3,135	$3,656	$—	$2,500	$2,808
Total shares of common stock if dividends converted	38	6,270	7,312	30	5,000	5,616

Schedule of outstanding balances of convertible notes

	May 31, 2024			May 31, 2023
(in thousands)	April 2, 2021 Note	April 23, 2021 Note	Total	April 2, 2021 Note	April 23, 2021 Note	Placement Agent Notes	Total
Convertible notes payable outstanding principal	$2,831	$27,369	$30,200	$6,081	$29,369	$1,000	$36,450
Less: Unamortized debt discount and issuance costs	(45)	(362)	(407)	(211)	(822)	(286)	(1,319)
Convertible notes payable, net	2,786	27,007	29,793	5,870	28,547	714	35,131
Accrued interest on convertible notes	4,634	10,593	15,227	3,804	6,789	5	10,598
Outstanding convertible notes payable, net and accrued interest	$7,420	$37,600	$45,020	$9,674	$35,336	$719	$45,729

Schedule of reconciliation of changes to outstanding balance of convertible notes

(in thousands)	April 2, 2021 Note	April 23, 2021 Note	Placement Agent Notes	Short-Term Notes	Total
Outstanding balance at May 31, 2023	$9,674	$35,336	$719	$—	$45,729
Consideration received	—	—	975	698	1,673
Amortization of issuance discount and costs	166	460	583	302	1,511
Interest expense	830	3,804	18	7	4,659
Fair market value of shares and warrants exchanged for repayment	(4,737)	(2,513)	(4,379)	(2,558)	(14,187)
Difference between market value of common shares and reduction of principal	1,487	513	2,084	1,551	5,635
Outstanding balance at May 31, 2024	$7,420	$37,600	$—	$—	$45,020